Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	16,428,571
Proposed Maximum Offering Price per Unit	84.00
Maximum Aggregate Offering Price	$ 1,379,999,964.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 190,578.00
Offering Note	1a. Includes 2,142,857 shares of common stock of the Registrant issuable upon exercise of the underwriters' option to purchase additional shares of common stock. 1b. The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rule 456(b) and Rule 457(r) of the Act, the Registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-293786 filed on February 26, 2026. 1c. This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (File No. 333-293786) in accordance with Rule 456(b) and Rule 457(r) under the Act.